Consolidated Balance Sheet - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
ASSETS
Cash and due from banks	$ 5,501	$ 6,437
Interest-bearing deposits with banks	139,744	169,930
Cash and interest bearing deposits with banks	145,245	176,367
Trading loans, securities, and other	195,002	175,770
Non-trading financial assets at fair value through profit or loss	7,528	5,869
Derivatives	89,210	78,061
Financial assets designated at fair value through profit or loss	6,508	6,417
Financial assets at fair value through other comprehensive income	116,902	93,897
Total trading and non trading financial assets	415,150	360,014
Debt securities at amortized cost, net of allowance for credit losses	254,417	271,615
Securities purchased under reverse repurchase agreements	216,476	208,217
Loans
Residential mortgages	316,298	331,649
Consumer instalment and other personal	234,003	228,382
Credit card	40,465	40,639
Business and government	354,225	356,973
Total loans	944,991	957,643
Allowance for loan losses	(8,613)	(8,094)
Loans, net of allowance for loan losses	936,378	949,549
Other
Investment in Schwab	0	9,024
Goodwill	18,703	18,851
Other intangibles	3,167	3,044
Land, buildings, equipment, other depreciable assets, and right-of-use assets	9,711	9,837
Deferred tax assets	5,309	4,937
Amounts receivable from brokers, dealers, and clients	31,276	22,115
Other assets	28,442	28,181
Total other miscellaneous assets	96,608	95,989
Total assets	2,064,274	2,061,751
LIABILITIES
Trading deposits	28,761	30,412
Derivatives	83,485	68,368
Securitization liabilities at fair value	22,396	20,319
Financial liabilities designated at fair value through profit or loss	193,925	207,914
Total financial liabilities other than non-trading deposits and other	328,567	327,013
Deposits
Personal	648,504	641,667
Banks	44,949	57,698
Business and government	574,295	569,315
Total deposits, other than trading	1,267,748	1,268,680
Other
Obligations related to securities sold short	43,553	39,515
Obligations related to securities sold under repurchase agreements	187,402	201,900
Securitization liabilities at amortized cost	13,158	12,365
Amounts payable to brokers, dealers, and clients	32,107	26,598
Insurance contract liabilities	6,922	7,169
Other liabilities	48,012	51,878
Total other miscellaneous liabilities	331,154	339,425
Subordinated notes and debentures	10,714	11,473
Total liabilities	1,938,183	1,946,591
EQUITY
Contributed surplus	199	204
Retained earnings	78,640	70,826
Accumulated other comprehensive income (loss)	11,032	7,904
Total equity	126,091	115,160
Total liabilities and equity	2,064,274	2,061,751
Preferred shares and other equity instruments [member]
EQUITY
Issued capital	11,138	10,888
Treasury shares	(28)	(18)
Total equity	11,138
Common shares [member]
EQUITY
Issued capital	25,136	25,373
Treasury shares	$ (26)	$ (17)